Offerings	Jul. 14, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 1,437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 198.52
Offering Note	Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. Includes the offering price of the securities that the representative of the underwriters has the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Class A common stock, par value $0.0001, of the Registrant (the "Common Stock") underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying Pre-Funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Class A common stock, par value $0.0001, of the Registrant (the "Common Stock") underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Two-Year Milestone Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Class A common stock, par value $0.0001, of the Registrant (the "Common Stock") underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Two-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 1,437,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 198.52
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Common Stock underlying the two-year milestone warrants is equal to $1,437,500 (which is 100% of $1,437,500).
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Five-Year Milestone Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the Class A common stock, par value $0.0001, of the Registrant (the "Common Stock") underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Five-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 1,653,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 228.30
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the Common Stock underlying the five-year milestone warrants is equal to 1,653,125 (which is 115% of $1,437,500).